ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Sep. 30, 2019
Accrued Expenses And Other Liabilities
Accrued expenses and other liabilities consisted of the following:

		As of September 30,
	Notes	2018	2019
		US$	US$
Tuition fee payable to government agencies	(1)	13,122	12,971
Salary and welfare payable		8,389	8,317
Accrued expenses		9,351	8,691
Remuneration payable to lecturers		3,520	2,701
Uncertain income tax liabilities (Note 19)		158	152
Contingent consideration payable	(2)	1,746	—
Other payable		5,855	5,435
		42,141	38,267

(1)
Tuition fee payable to government agencies mainly represents the portion of tuition fee collected by the Group on behalf of the government agencies which provide certain continuing education courses. The Group is only responsible for the student enrollment and provision of online platform and shares certain percentage of tuition fee as service fees.

(2)	Contingent consideration payable represents contingent payable related to one of the Group’s acquisitions. Refer to Note 3 for details.